Segment Information	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Segment Information

7.	SEGMENT

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include general and administrative expenses of $25,000 for the period from September 5, 2025 (inception) through September 30, 2025.

Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Segment Information

Note 9 — Segment Information

ASC 280 establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management has determined that the Company only has one operating segment.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

For the Period from July 3, 2024 (Inception) Through December 31, 2024
General and administrative expenses	$167,031
Interest earned on the Trust Account	$283,921

The key measures of segment profit or loss reviewed by our CODM are interest earned on the Trust Account and general and administrative expenses. The CODM reviews interest earned on the Trust Account to measure and monitor shareholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the Investment Management Trust Agreement, dated November 7, 2024, which the Company entered into with Continental, as trustee of the Trust Account. General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the Business Combination period.

Note 9 — Segment Information

FASB ASC Topic 280, “Segment Reporting” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (the “CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management has determined that the Company only has one operating segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statements of operations as net income or loss. The measure of segment assets is reported on the accompanying condensed balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:

	For the Three Months Ended September 30, 2025	For the Nine Months Ended September 30, 2025	For the Period from July 3, 2024 (inception) through September 30, 2024
General and administrative costs	$604,405	$910,312	$43,124
Interest earned on investments in Trust Account	$1,380,897	$4,119,843	$—

	September 30, 2025	December 31, 2024
Investments in Trust Account	$131,283,264	$127,163,421

WILLOW LANE ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

(Unaudited)

The CODM reviews interest earned on the Trust Account to measure and monitor shareholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the Investment Management Trust Agreement, dated November 7, 2024, which the Company entered into with Continental, as trustee of the Trust Account. General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the Business Combination period. General and administrative costs, as reported on the statements of operations, are the significant segment expenses provided to the CODM on a regular basis. All other segment items included in net income or loss are reported on the accompanying unaudited condensed statements of operations and described within their respective disclosures.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Segment Information

Note 14. Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the nine months ended September 30,
	2025	2024
Cost of revenue (excluding depreciation and amortization)	$2,410	$1,299
Selling, general and administrative (excluding depreciation and amortization)	2,819	858
Unit-based compensation	13,220	363
Depreciation and amortization	7,185	1,808
Colocation lease cost	3,775	1,283
Total operating expenses	$29,409	$5,611

The Company’s long-lived assets were located in the U.S as of September 30, 2025 and December 31, 2024.

Note 12. Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following (in thousands):

	For the year ended December 31,2024	For the period from August 16, 2023¹ though December 31, 2023

Cost of revenue (excluding depreciation and amortization)	$1,930	$43
Selling, general and administrative (excluding depreciation and amortization)	1,745	154
Depreciation and amortization	2,534	331
Colocation lease cost	1,795	209
Total operating expenses	$8,004	$737

¹:	Date of inception